STOCK-BASED COMPENSATION (Narrative) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized		150,000,000	33,333,334
Common stock, shares issued		35,433,333	25,100,000
Common stock, shares outstanding		35,433,333	25,100,000
Subsidiary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance		500,000
Optiopns granted	62,500
Weighted average grant date fair value of stock	$ 0.01
Common stock, shares authorized		13,000,000
Common stock, shares issued		12,500,000
Common stock, shares outstanding		12,500,000